Annual Total Returns[BarChart] - DWS Global Macro Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.74%)	17.12%	18.72%	0.24%	(2.26%)	5.71%	13.33%	0.17%	12.25%	1.99%